UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009
                                               ------------------

Check here if Amendment [ ]; Amendment Number:

   This Amendment (Check only one.):  [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Harvest Management, L.L.C.
           --------------------------------------------------
           527 Madison Avenue, 9th Floor
           --------------------------------------------------
           New York, New York 10022
           --------------------------------------------------

Form 13F File Number: 28-06505
                      -----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Marjorie Gochberg Kellner
           -------------------------
Title:     Managing Member
           -------------------------
Phone:     212-644-2202
           -------------------------

Signature, Place, and Date of Signing:


/s/ Marjorie Gochberg Kellner      New York, New York          11/12/09
--------------------------------------------------------------------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             2
                                               -------------

Form 13F Information Table Entry Total:        57
                                               -------------

Form 13F Information Table Value Total:        $95,695
                                               -------------
                                                (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.            Form 13F File Number         Name
   ---            -----------        ----------------------------
    1              28-7384              Nathaniel Bohrer
   ---            -----------        ----------------------------
    2              28-7750              Marjorie Gochberg Kellner
   ---            -----------        ----------------------------

Harvest Management, L.L.C., shares investment discretion with and is reporting on behalf of Mr. Bohrer and Ms. Gochberg Kellner with respect to the accounts holding the securities reported herein. With respect to the accounts holding the securities reported herein, Mr. Bohrer and Ms. Gochberg Kellner exercise investment discretion through an institutional investment manager, Harvest Management, L.L.C., which is filing a Form 13-F simultaneously herewith.

                           FORM 13F INFORMATION TABLE


                                                                VALUE     SHARES/  SH/ PUT/ INVSTMT    OTHER
          SECURITY            TITLE OF CLASS       CUSIP      X (1000)    PRN AMT  PRN CALL DISCRETN  MANAGERS SOLE  SHARED   NONE
----------------------------------------------------------------------------------------------------------------------------------
ADOBE SYS INC                     COM              00724F101      661     20,000   SH        OTHER     1 2            20,000
AFFILIATED COMPUTER SERVICES     CL A              008190100      542     10,000   SH        OTHER     1 2            10,000
AFFILIATED COMPUTER SERVICES     CL A              008190100      542     10,000   SH  PUT   OTHER     1 2            10,000
AMERICAN EAGLE OUTFITTERS NE      COM              02553E106    1,349     80,000   SH        OTHER     1 2            80,000
AMTRUST FINANCIAL SERVICES I      COM              032359309      253     22,143   SH        OTHER     1 2            22,143
ARMSTRONG WORLD INDS INC NEW      COM              04247X102      872     25,300   SH        OTHER     1 2            25,300
BIOGEN IDEC INC                   COM              09062X103      505     10,000   SH  CALL  OTHER     1 2            10,000
BJ SVCS CO                        COM              055482103    3,595    185,000   SH        OTHER     1 2           185,000
BON-TON STORES INC                COM              09776J101      423     58,100   SH        OTHER     1 2            58,100
BORDER'S GROUP INC                COM              099709107      313    100,800   SH        OTHER     1 2           100,800
BRUKER CORP                       COM              116794108      213     20,000   SH        OTHER     1 2            20,000
CARTER INC                        COM              146229109      935     35,000   SH        OTHER     1 2            35,000
CELL THERAPEUTICS INC          WARRANTS            150990596        0    200,295   SH        OTHER     1 2           200,295
CFS BANCORP INC                   COM              125269100    3,234     37,500   SH        OTHER     1 2            37,500
COLDWATER CREEK INC               COM              193068103    1,640    200,000   SH        OTHER     1 2           200,000
COLLECTIVE BRANDS INC             COM              19421W100    2,383    137,500   SH        OTHER     1 2           137,500
COLLECTIVE BRANDS INC             COM              19421W100      867     50,000   SH  CALL  OTHER     1 2            50,000
COLUMBIA LABS INC              WARRANTS            197990195        0    218,747   SH        OTHER     1 2           218,747
DISNEY WALT CO                COM DISNEY           254687106      824     30,000   SH  PUT   OTHER     1 2            30,000
DSW INC                          CL A              23334L102    1,597    100,000   SH        OTHER     1 2           100,000
ENTEGRIS INC                      COM              29362U104      990    200,000   SH        OTHER     1 2           200,000
FACET BIOTECH CORP                SHS              30303Q103    3,145    181,900   SH        OTHER     1 2           181,900
FOSSIL INC                        COM              349882100    1,423     50,000   SH        OTHER     1 2            50,000
HERSHEY CO                        COM              427866108    1,934     50,000   SH  CALL  OTHER     1 2            50,000
HHGREGG INC                       COM              42833L108      508     30,000   SH        OTHER     1 2            30,000
KRAFT FOODS INC                  CL A              50075N104      919     35,000   SH        OTHER     1 2            35,000
KRAFT FOODS INC                  CL A              50075N104      525     20,000   SH  PUT   OTHER     1 2            20,000
LIGAND PHARMACEUTICALS INC       CL B              53220K207       98     42,288   SH        OTHER     1 2            42,288
LUMBER LIQUIDATORS INC            COM              55003Q103    1,282     59,100   SH        OTHER     1 2            59,100
MADDEN STEVEN LTD                 COM              556269108      810     22,000   SH        OTHER     1 2            22,000
MAJESCO ENTERTAINMENT CO        COM NEW            560690208       48     34,800   SH        OTHER     1 2            34,800
MARVEL ENTERTAINMENT INC          COM              57383T103    2,034     41,000   SH        OTHER     1 2            41,000
NABI BIOPHARMACEUTICALS           COM              629519109      142     39,590   SH        OTHER     1 2            39,590
NATCO GROUP INC                  CL A              63227W203    4,096     92,500   SH        OTHER     1 2            92,500
NETAPP INC                        COM              64110D104      267     10,000   SH        OTHER     1 2            10,000
NORDSTROM INC                     COM              655664100      764     25,000   SH        OTHER     1 2            25,000
ODYSSEY RE HLDGS CORP             COM              67612W108    1,620     25,000   SH        OTHER     1 2            25,000
OMNITURE INC                      COM              68212S109    1,930     90,000   SH        OTHER     1 2            90,000
PANTRY INC                        COM              698657103      627     40,000   SH        OTHER     1 2            40,000
PEPSI BOTTLING GROUP INC          COM              713409100    6,377    175,000   SH        OTHER     1 2           175,000
PERKINELMER INC                   COM              714046109      289     15,000   SH        OTHER     1 2            15,000
PEROT SYS CORP                   CL A              714265105    3,119    105,000   SH        OTHER     1 2           105,000
QWEST COMMUNICATIONS INTL IN      COM              749121109      287     75,362   SH        OTHER     1 2            75,362
SCHERING PLOUGH CORP              COM              806605101    7,769    275,000   SH        OTHER     1 2           275,000
SEPRACOR INC                      COM              817315104    4,809    210,000   SH        OTHER     1 2           210,000
SPDR GOLD TRUST                GOLD SHS            78463V107      741      7,500   SH        OTHER     1 2             7,500
SPDR TR                       UNIT SER 1           78462F103      528      5,000   SH        OTHER     1 2             5,000
SPSS INC                          COM              78462K102    4,496     90,000   SH        OTHER     1 2            90,000
SUN MICROSYSTEMS INC            COM NEW            866810203    3,857    424,300   SH        OTHER     1 2           424,300
SUN MICROSYSTEMS INC            COM NEW            866810203      455     50,000   SH  PUT   OTHER     1 2            50,000
TARGET CORP                       COM              87612W106    1,867     40,000   SH  CALL  OTHER     1 2            40,000
TERRA INDS INC                    COM              880915103    1,040     30,000   SH        OTHER     1 2            30,000
TERRA INDS INC                    COM              880915103      867     25,000   SH  PUT   OTHER     1 2            25,000
TERRA INDS INC                    COM              880915103      347     10,000   SH  CALL  OTHER     1 2            10,000
VARIAN MED SYS INC                COM              922206107    1,277     25,000   SH        OTHER     1 2            25,000
WYETH                             COM              983024100   13,255    272,842   SH        OTHER     1 2           272,842
ZUMIEZ INC                        COM              989817101      410     25,000   SH        OTHER     1 2            25,000